General - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Jun. 30, 2026
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Abstract
Gross proceeds		$ 478	$ 172,500	$ 0
Less:
Proceeds allocated to Public Rights		0	(5,382)	$ (996)
Class A ordinary shares issuance costs	$ (36,281)		(1,233)
Plus:
Remeasurement of carrying value to redemption value			6,894
Class A ordinary shares subject to redemption as of December 31, 2025		$ 0	$ 172,779		$ 175,889